EMPLOYEE BENEFIT (Details) - CNY (¥) ¥ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2018
EMPLOYEE BENEFIT
Amount of employee benefits	¥ 32.4	¥ 76.1	¥ 169.8	¥ 116.1